Revision to Prior Period Financial Statements	3 Months Ended
Mar. 31, 2021
Asset Retirement Obligation Disclosure [Abstract]
Revision to Prior Period Financial Statements

Note 10—Revision to Prior Period Financial Statements

During the course of preparing the quarterly report on Form 10-Q for the three-month period ended March 31, 2021, the Company identified a misstatement in its misapplication of accounting guidance related to the Company’s warrants in the Company’s previously issued audited balance sheet dated March 18, 2021, filed on Form 8-K on March 24, 2021 (the “Post-IPO Balance Sheet”).

On April 12, 2021, the staff of the Securities and Exchange Commission (the “SEC Staff”) issued a public statement entitled “Staff Statement on Accounting and Reporting Considerations for Warrants issued by Special Purpose Acquisition Companies (“SPACs”)” (the “SEC Staff Statement”). In the SEC Staff Statement, the SEC Staff expressed its view that certain terms and conditions common to SPAC warrants may require the warrants to be classified as liabilities on the SPAC’s balance sheet as opposed to equity. Since their issuance on March 18, 2021, the Company’s warrants have been accounted for as equity within the Company’s previously reported balance sheets. After discussion and evaluation, including with the Company’s independent registered public accounting firm and the Company’s audit committee, management concluded that the warrants should be presented as liabilities with subsequent fair value remeasurement.

The Warrants were reflected as a component of equity in the Post-IPO Balance Sheet as opposed to liabilities on the balance sheet, based on the Company’s application of Financial Accounting Standards Board ASC Topic 815-40, Derivatives and Hedging, Contracts in Entity’s Own Equity (“ASC 815-40”). The views expressed in the SEC Staff Statement were not consistent with the Company’s historical interpretation of the specific provisions within its warrant agreement and the Company’s application of ASC 815-40 to the warrant agreement. The Company reassessed its accounting for Warrants issued on March 18, 2021, in light of the SEC Staff’s published views. Based on this reassessment, management determined that the Warrants should be classified as liabilities measured at fair value upon issuance, with subsequent changes in fair value reported in the Company Statement of Operations each reporting period.

The Company concluded that the misstatement was not material to the Post-IPO Balance Sheet and the misstatement had no material impact to any prior interim period. The effect of the revisions to the Post-IPO Balance Sheet is as follows:

	As of March 18, 2021
	As Previously Reported	Restatement Adjustment	As Restated
Balance Sheet
Total assets	$981,444,800	$—	$981,444,800

Liabilities and stockholders’ equity
Total current liabilities	$2,015,571	$—	$2,015,571
Deferred legal fees	18,183	—	18,183
Deferred underwriting commissions	34,212,500		34,212,500
Derivative warrant liabilities	—	35,160,700	35,160,700

Total liabilities	36,246,254	35,160,700	71,406,954
Class A common stock, $0.0001 par value; shares subject to possible redemption	940,198,540	(35,160,700)	905,037,840
Stockholders’ equity
Preferred stock- $0.0001 par value	—	—	—
Class A common stock—$0.0001 par value	373	352	725
Class B common stock—$0.0001 par value	2,444	—	2,444
Additional paid-in-capital	5,087,286	1,111,128	6,198,414
Accumulated deficit	(90,097)	(1,111,480)	(1,201,577)

Total stockholders’ equity	5,000,006	—	5,000,006

Total liabilities and stockholders’ equity	$981,444,800	$—	$981,444,800